City	Total Units	Affordable Units	Invested/Allocated (in M)	TDC (in M)
Addison	200	200	$7.24	$15.17
Aurora	606	503	$62.52	$90.61
Belleville	-	-	$7.00	$10.38
Bensenville	153	30	$10.50	$11.55
Bloomingdale	191	127	$8.65	$23.51
Bloomington	107	107	$7.80	$8.58
Calumet City	214	181	$10.55	$28.72
Chicago	15,409	10,423	$1,239.53	$3,139.76
Cicero	249	249	$9.80	$10.78
Country Club Hills	110	98	$8.20	$18.60
Crystal Lake	116	116	$16.53	$30.7
Darien	91	72	$5.20	$13.99
Decatur	212	212	$21.81	$40.87
DeKalb	318	318	$8.65	$12.65
Des Plaines	128	128	$9.23	$10.85
East Moline	239	239	$18.94	$48.97
Elk Grove Village	104	93	$9.28	$16.21
Evanston	201	201	$3.40	$24.16
Hoffman Estates	121	90	$9.00	$21.04
Homewood	198	198	$8.20	$17.80
Itasca	75	75	$2.26	$2.49
Joliet	116	105	$5.61	$25.90
Lake Zurich	70	14	$4.80	$5.28
Lyons	120	108	$5.42	$12.98
Melrose Park	109	98	$7.15	$16.03
Mt. Vernon	50	50	$0.99	$5.88
Naperville	225	225	$9.71	$10.68
O'Fallon	232	-	$26.09	$28.16
Olney	120	120	$3.53	$3.88
Orland Park	200	200	$12.11	$14.25
Pekin	76	60	$5.62	$10.16
Riverdale	96	77	$1.60	$10.78
Rock Island	52	34	$1.70	$5.95
Rockford	167	167	$6.42	$10.50
Rolling Meadows	98	98	$2.70	$3.18
Roselle	295	-	$65.93	$77.10
Schaumberg	97	97	$3.05	$8.89
Skokie	93	93	$8.39	$9.87
Springfield	384	204	$16.64	$23.14
Swansea	216	-	$23.74	$26.37
Waukegan	643	128	$51.46	$60.09
Woodstock	170	153	$11.40	$21.78
Zion	240	199	$14.69	$33.56
Grand Total	22,911	15,890	$1,780.01	$4,021.85

*Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America project data. Data is current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’sportfolio.

1227 25th Street, NW Suite 500 | Washington, DC 20037 | 202.331.8055 www.aflcio-hit.com

HIT Illinois Projects Since Inception (1984)

CITY/PROJECT
Addison - 200 Units (100% affordable)
Bradford Court Apartments
Aurora - 606 Units (80% affordable)
Alden Gardens
Alden Horizon at Waterford
Alden of Waterford
Fox Shore
Sun Prairie at Fox Valley
Belleville - 0 Units (0% affordable)
Belleville Clinic
Bensenville - 153 Units (20% affordable)
Linden Tower / Bensenville Apartment
Bloomingdale - 191 Units (66% affordable)
Bloomingdale Horizon Senior Living
Bloomingdale Young Adult Residence
Terminals Buildings
Bloomington - 107 Units (100% affordable)
Alden Valley Nursing Home
Calumet City - 214 Units (85% affordable)
Pathway of River Oaks
Victory Center of Calumet City
Chicago - 15,409 Units (68% affrodable)
2101 South Michigan Apartments
30 East Adams Apartments
400 Lake Shore
6900 South Crandon Apartments
Alden Northmoor Nursing Center
Altgeld Family Resource Center
Bronzeville Senior Apartments
Cadence (IMD Gateway)
Circle Park Apartments
Covent Apartments SRO
Eden Green Apartments
Edwin Berry Manor Apartments
Grace Manor Apartments
Hazel Winthrop Apts
Hearts United Apartments
Hearts United Phase III
Heiwa Terrace Apartments
Imani Village Senior Residences
Island Terrace Apartments - A
Island Terrace Apartments - B
Jackson Park Terrace
JASC Kiero Nursing Home
Kenmore Plaza Apartments
Lake Meadows Phase I, II & III
Lake Village East Apartments
Lakeland HIV & Nursing Center
Lakeview Towers
Lathrop Homes Phase IA
LaVergne Courts Apartments
Lawless Gardens Apartments Phase I
Lawless Gardens Apartments Phase II
Lawndale Terrace and Plaza Court Apartment
Liberty Village
Loomis Courts Apartments
Mark Twain SRO Apts.
Michigan Beach
Montclare Senior Residences @ Avalon Park, Phase II
CITY/PROJECT
Chicago, continued
Montclare Senior Residences of Calumet Heights
Montclare Senior Residences of Englewood
Montclare Senior Residences II
Morningside Court Apartments
North Center Senior Housing (Martha Washington Apt.)
North Town Village
Northpoint Apartments
Paul G. Stewart Apartments III
Paul Stewart Apartments
Paul Stewart I & II
Piorneer Gardens SLF
Proloan (Chicago, 1991)
Proloan (Chicago, 1992)
Proloan (Chicago, 1993)
Proloan (Chicago, 1994)
Proloan (Chicago, 1995)
Proloan (Chicago, 1996)
Proloan (Chicago, 1997)
Rainbows End
Randolph Tower Apts
Roosevelt Independence
Roosevelt Towers - Phase I
Skyline Apartments (201 North Wells)
South Park Plaza
South Shore Beach Apartments
South Shore HHDC Apartments
The Parkways
Victory Center of Roseland SLF
West Town Housing Preservation
Willa Rawls Manor
Willard Square Apartments
Wrigleyville North Apts
Cicero - 249 Units (100% affordable)
Alden Nursing Center of Cicero
Country Club Hills - 110 Units (89% affordable)
Victory Center at Sierra Ridge
Crystal Lake - 116 Units (100% affordable)
The Villager & Briarwood West Apartments
Darien - 91 Units (79% affordable)
Myers Common Senior Housing
Decatur - 212 Units (100% affordable)
Southern Hills/ Orlando
DeKalb - 318 Units (100% affordable)
Amber Manor
DeKalb Heath Center
Des Plaines - 128 Units (100% affordable)
Golf View Development Center
East Moline - 239 Units (100% affordable)
Two Towers
Elk Grove Village - 104 Units (89% affordable)
Alexian Village
Evanston - 201 Units (100% affordable)
Evanston Senior Redevelopment (Walchirk Perlman Apts.)
Hoffman Estates - 121 Units (74% affordable)
Poplar Creek Village
Homewood - 198 Units (100% affordable)
Freedom Village

CITY/PROJECT
Itasca - 75 Units (100% affordable)
Arbor of Itasca
Joliet - 116 Units (91% affordable)
Liberty Meadows Estates Phase I
Liberty Meadows Estates, Phase II
Lake Zurich - 70 Units (20% affordable)
Liberty Lake Apartments
Lyons - 120 Units (90% affordable)
Riverwalk Senior
Melrose Park - 109 Units (90% affordable)
Victory Center of Melrose Park
Mt. Vernon - 50 Units (100% affordable)
Mt. Vernon Senior Building
Naperville - 225 Units (100% affordable)
Meadowbrook Manor
O'Fallon - 232 Units
Parkway Lakeside Apartments
Olney - 120 Units (100% affordable)
Olney Nursing Care Center
Orland Park - 200 Units (100% affordable)
Alden Nursing Center
Pekin - 76 Units (79% affordable)
John M. Evans Supportive Living
Riverdale - 96 Units (80% affordable)
Riverdale Manor Senior Community ILF
Rock Island - 52 Units (65% affordable)
Renaissance/Goldman
Rockford - 167 Units (100% affordable)
Valley View Apartments
Rolling Meadows - 98 Units (100% affordable)
Meadows Residential Home
Roselle - 295 Units
Metro 19 Apartments
Schaumberg - 97 Units (100% affordable)
Emerald Village
Skokie - 93 Units (100% affordable)
Alden Northshore of Skokie
Springfield - 384 Units (53% affordable)
Abraham Lincoln Gardens/Columbia
Columbia Tower
Homestead at Montvale
Swansea - 216 Units
Villas at Crystal Lake
Waukegan - 643 Units (20% affordable)
Eagle Ridge Apartments
Northgate Apartments
Woodstock - 170 Units (90% affordable)
Woodstock Commons
Zion - 240 Units (83% affordable)
Barton Senior Residences SLF
Zion Senior Cottages
Zion Senior Cottages

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.